Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt
Short-term debt is comprised of the following

	As of December 31,
(In $ millions)	2022	2021
$350m Convertible bonds	350.0	—
PPL Delivery Financing	60.0	—
Hayfin Facility	20.0	—
New DNB Facility	20.0	—
Principal Outstanding	450.0	—
Hayfin Facility Back-End Fee	0.4	—
New DNB Facility Back-End Fee	0.4	—
Deferred finance charges (2)	(4.9)	—
Carrying Value Short-Term Debt (1)	445.9	—
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2022	2021
PPL Delivery Financing	609.6	753.3
Keppel Delivery Financing	259.2	259.2
Hayfin Facility	134.0	197.0
New DNB Facility	130.0	—
Syndicated Senior Secured Credit Facilities	—	272.7
New Bridge Facility	—	30.3
$350 million Convertible Bonds	—	350.0
Principal Outstanding	1,132.8	1,862.5
PPL Delivery Financing Back-End Fee	26.0	29.3
Keppel Delivery Financing Back-End Fee	13.5	13.5
Hayfin Facility Back-End Fee	2.8	—
New DNB Facility Back-End Fee	2.6	—
Effective Interest Rate adjustments on PPL and Keppel Delivery Financing Facilities	19.8	17.1
Deferred finance charges(2)	(6.4)	(6.5)
Carrying Value Long-Term Debt (1)	1,191.1	1,915.9

(1) Carrying amounts in the table above include, where applicable, deferred financing fees and certain interest adjustments to allow for variations in interest payments to be straight lined.

(2) As at December 31, 2022, deferred finance charges include the unamortized legal and bank fees associated with the new DNB facility, amended Hayfin Term Loan Facility and $350 million Convertible Bond and the unamortized extension fee associated with the amended PPL Delivery Financing Facility.

Schedule of Maturities of Long-term Debt	The scheduled maturities as of December 31, 2022 of our principal debt are as follows:

(In $ millions)	December 31, 2022
2023	450.0
2024	114.0
2025	846.0
2026	172.8
Thereafter	—
Total	1,582.8